OTHER INCOME (EXPENSES), NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Subsidy income	¥ 27,644	$ 3,893	¥ (221,563)	¥ 88,026
Grant
Subsidy income			¥ 18,900